Interest and other expenses	9 Months Ended
May 31, 2026
Interest And Other Expenses
Interest and other expenses

20.	Interest and other expenses

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Accretion of provision for reclamation (Note 24)	$34	$35	$105	$106
Accretion of lease liabilities (Notes 10 and 24)	83	98	265	256
Accretion of deferred revenue (Notes 9 and 24)	4	58	91	256
Interest on borrowings	48	-	110	-
Financing costs expensed	37	-	113	113
Share issuance costs expensed	-	-	-	711
VAT written-off	-	-	2	20
Other	357	99	416	469
Total interest and other expenses	$563	$290	$1,102	$1,931